SUPPLEMENTAL FINANCIAL INFORMATION - Other income (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
SUPPLEMENTAL FINANCIAL INFORMATION
Other income - continuing operations	$ 136,472	$ 55,244
Investments-equity instruments
SUPPLEMENTAL FINANCIAL INFORMATION
Other income - continuing operations	(9)	(6,469)
Gains (losses) on - Foreign exchange
SUPPLEMENTAL FINANCIAL INFORMATION
Other income - continuing operations	321	816
Gains (losses) on - Disposal of property, plant and equipment
SUPPLEMENTAL FINANCIAL INFORMATION
Other income - continuing operations	1,299	(25)
Fair value changes - Investments-uranium
SUPPLEMENTAL FINANCIAL INFORMATION
Other income - continuing operations	134,180	29,422
Investments-convertible debentures
SUPPLEMENTAL FINANCIAL INFORMATION
Other income - continuing operations	565	0
Fair value changes - Warrants on investment
SUPPLEMENTAL FINANCIAL INFORMATION
Other income - continuing operations	0	1,625
Fair value changes - Share purchase warrant liabilities
SUPPLEMENTAL FINANCIAL INFORMATION
Other income - continuing operations	0	(20,337)
Reclamation obligation adjustments
SUPPLEMENTAL FINANCIAL INFORMATION
Other income - continuing operations	(3,229)	4,126
Gain on recognition of proceeds-UI Repayment Agreement
SUPPLEMENTAL FINANCIAL INFORMATION
Other income - continuing operations	4,097	6,142
Uranium investment carrying charges
SUPPLEMENTAL FINANCIAL INFORMATION
Other income - continuing operations	(409)	(374)
Other
SUPPLEMENTAL FINANCIAL INFORMATION
Other income - continuing operations	$ (343)	$ (356)